Risk management (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Cash and cash equivalents	$ (7,945,885)		$ (8,410,467)		$ (6,550,450)	$ (7,618,178)
Other financial assets	(6,533,725)		(6,686,895)
Loans and borrowings	$ 43,547,835		$ 52,222,027
US Dollar [Member]
Disclosure of detailed information about financial risk management [Line Items]
Cash and cash equivalents		$ 1,203		$ 1,916
Other financial assets		1,072		1,367
Trade receivables and payables, net		(7)		(282)
Loans and borrowings		(12,590)		(15,172)
Net liability position		$ (10,322)		$ (12,171)